Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

Note 4 — Inventories

Inventories consist of the following at:

	September 30, 2019	December 31, 2018
Finished goods	$35,165	$46,261
Consigned inventory	—	135,635
Parts and components	419,214	149,253

	454,379	331,149
Less: excess and obsolete inventory reserves	—	(24,000)
Less: consigned inventory reserves	—	(51,000)

Inventories, net	$454,379	$256,149

Consigned inventory represents products that have been delivered for which the Company has not met the criteria to recognize revenue. At December 31, 2018, the Company recorded consigned inventory and associated reserves for units that will not be sold based on historical experience. Consigned inventory and the associated reserves were reversed upon adoption of ASC 606 on January 1, 2019. See Note 3 – Summary of Significant Accounting Policies – Cost of Revenue.

Note 4 — Inventories

Inventories consist of the following at December 31:

	2018	2017
Finished goods	$146,640	$122,000
Consigned inventory	135,635	97,980
Parts and components	48,874	23,530

	331,149	243,510

Less: excess and obsolete inventory reserves	(24,000)	(23,739)
Less: consigned inventory reserves	(51,000)	(18,616)

Inventories, net	$256,149	$201,155

Consigned inventory represents products that have been delivered for which the Company does not have the right to bill. At December 31, 2018 and 2017, the Company has recorded reserves for excess and obsolete inventory and consigned inventory for units that will not sold based on historical experience.